UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE
Report for Calendar Year or Quarter Ended March 31, 2012

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):        [ ] is a restatement
                                         [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
                       Name:              Zevin Asset Management LLC
                       Address:           50 Congress Street
	                                Suite 1040
                   	              Boston, MA  02109
                       13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name:                  Robert Brooke Zevin
Title:                 Chairman
Phone:                 617-742-6666
Signature,             Place,             Date of Signing:
Robert Brooke Zevin    Boston MA         May 14, 2012
Report Type (Check only one.):
                       [X]   13F HOLDINGS REPORT.
                       [ ]   13F NOTICE.
                       [ ]   13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:
None

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:        0
Form 13F Information Table Entry Total:   71
Form 13F Information Table Value Total:   174161

List of Other Included Managers:


No. 13F File Number                       Name






                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Cra Qualified Investment Fund  MF                              146 13183.6110SH      SOLE               13183.6110
Oppenheimer Intl Bond Fund     MF                              139 22023.7820SH      SOLE               22023.7820
Selected Amer Shares Inc       MF                              289 6584.0490SH       SOLE                6584.0490
TRowe Pr Tax Free Income       MF                              175 17012.8310SH      SOLE               17012.8310
Vanguard NY Longterm Exempt Fu MF                              170 14802.5540SH      SOLE               14802.5540
3m Company Com                 COM              88579y101     1009    11310 SH       SOLE                    11310
AT&T Inc                       COM              00206r102     6758   216404 SH       SOLE                   216404
Abbott Laboratories            COM              002824100      414     6753 SH       SOLE                     6753
Airgas Inc.                    COM              009363102     5704    64107 SH       SOLE                    64107
Ametek Inc                     COM                             427     8800 SH       SOLE                     8800
Amgen Inc Com                  COM              031162100      251     3700 SH       SOLE                     3700
Apple Inc                      COM              037833100     9469    15793 SH       SOLE                    15793
Auto Data Processing           COM              053015103     1193    21625 SH       SOLE                    21625
Bemis Co Inc                   COM              081437105     2032    62937 SH       SOLE                    62937
Berkshire Hathawayinc   Del Cl COM              084670702      405     4985 SH       SOLE                     4985
Bp Plc          Spon Adr       COM              055622104      481    10689 SH       SOLE                    10689
Cameron Intl Corp              COM              13342B105      543    10273 SH       SOLE                    10273
Celgene Corp  Com              COM              151020104     3657    47180 SH       SOLE                    47180
CenterPoint Energy Inc.        COM              15189T107     3916   198604 SH       SOLE                   198604
Chevron Corporation            COM              166764100      873     8142 SH       SOLE                     8142
Colgate Palmolive              COM              194162103     1807    18478 SH       SOLE                    18478
Companhia Energ De   Adr       COM              204409601     3925   165070 SH       SOLE                   165070
Copa Holdings S A Cl A         COM              p31076105     3934    49669 SH       SOLE                    49669
Cpfl Energia S A Adr           COM              126153105     3277   108322 SH       SOLE                   108322
Ctrip.Com Intl Ltd   Adr       COM              22943f100      782    36116 SH       SOLE                    36116
Darden Restaurants Inc         COM              237194105     3134    61254 SH       SOLE                    61254
Digital Realty Trust           COM                            2965    40081 SH       SOLE                    40081
Du Pont Ie De Nours            COM              263534109      792    14970 SH       SOLE                    14970
Emerson Elec Co                COM              291011104     6605   126581 SH       SOLE                   126581
Exxon Mobil Corp     Com       COM              30231g102     3398    39176 SH       SOLE                    39176
Fanuc 6954   sedol# 6356934 JP COM              j13440102     4040    22650 SH       SOLE                    22650
Fanuc Ltd Japan                COM              307305102      758    25409 SH       SOLE                    25409
Franklin Res Inc               COM              354613101     1570    12659 SH       SOLE                    12659
General Mills Inc              COM              370334104      452    11445 SH       SOLE                    11445
Grainger Ww Inc.               COM              384802104     4590    21370 SH       SOLE                    21370
Greif Inc    Cl A              COM              397624107     2544    45486 SH       SOLE                    45486
Hubbell Inc Cl B Par .01       COM              443510201     2297    29234 SH       SOLE                    29234
Int'l Business Machines Corp   COM              459200101    13242    63465 SH       SOLE                    63465
Johnson And Johnson  Com       COM              478160104     1406    21321 SH       SOLE                    21321
Kellogg Company                COM              487836108      212     3950 SH       SOLE                     3950
Mc Donalds Corp                COM              580135101      687     7001 SH       SOLE                     7001
Mercadolibre Inc.              COM              58733r102     4986    50986 SH       SOLE                    50986
Microsoft Corp                 COM              594918104      228     7073 SH       SOLE                     7073
Nestle S A Reg B Adr F 1 Adr R COM              641069406      230     3646 SH       SOLE                     3646
Nidec Corp Japan 6640682 Jp    COM              6640682 J     2153    23500 SH       SOLE                    23500
Novo-Nordisk A-S Adr F 1 Adr R COM              670100205      222     1600 SH       SOLE                     1600
Novo-Nordisk A/S Sedol# 707752 COM              k7314n152     1493    10800 SH       SOLE                    10800
Pepsico Incorporated           COM              713448108      353     5325 SH       SOLE                     5325
Pfizer Incorporated            COM              717081103      293    12954 SH       SOLE                    12954
Praxair Inc                    COM              74005p104     6141    53571 SH       SOLE                    53571
Procter & Gamble Co            COM              742718109     1252    18623 SH       SOLE                    18623
Range Resources Corp           COM              75281A109      624    10740 SH       SOLE                    10740
Rock Tenn Co        Cl A       COM              772739207     2447    36218 SH       SOLE                    36218
Rogers Communications  B       COM              775109200     3691    92967 SH       SOLE                    92967
Rogers Communications Toronto  COM                            1263    32780 SH       SOLE                    32780
Scottish & Southern Energy PLC COM                            4666   219750 SH       SOLE                   219750
Sigma Aldrich Corp             COM              826552101     2224    30446 SH       SOLE                    30446
Spectra Energy                 COM              847560109     7322   232076 SH       SOLE                   232076
Statoil Asa Shs                COM              85771p102     4061   149803 SH       SOLE                   149803
Stryker Corp                   COM              863667101      233     4205 SH       SOLE                     4205
Sysco Corp Com                 COM              871829107      340    11400 SH       SOLE                    11400
Telefonica Brasil SA           COM              92855S101     3550   115906 SH       SOLE                   115906
Telstra Ltd sedol 6087289AU    COM              6087289au     8449  2479190 SH       SOLE                  2479190
Tiffany & Co.                  COM              886547108      518     7500 SH       SOLE                     7500
Tjx Cos Inc New                COM              872540109     6271   157931 SH       SOLE                   157931
Unilever N V Ny Shs Newf N Y R COM              904784709      279     8200 SH       SOLE                     8200
Unilever Plc                   COM              904767704      224     6770 SH       SOLE                     6770
Varian Med Sys Inc             COM                             207     3000 SH       SOLE                     3000
Vodafone Grop Plc Sp Adr       COM              92857w209     9966   360187 SH       SOLE                   360187
Danish Krone                                                     4    21227 SH       SOLE                    21227
Japanese Yen                                                     1    87352 SH       SOLE                    87352